T. ROWE PRICE Mid-Cap Index Fund
March 31, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.6%
COMMUNICATION SERVICES  6.0%
Diversified Telecommunication Services  0.4%
Frontier Communications Parent (1) 14,401 517
GCI Liberty, Class A, EC (1)(2) 203 —
Iridium Communications  6,556 179
Liberty Global, Class A (1) 9,743 112
Liberty Global, Class C (1) 8,945 107
915
Entertainment  3.6%
Liberty Media Corp-Liberty Formula One, Class A (1) 1,357 111
Liberty Media Corp-Liberty Formula One, Class C (1) 12,288 1,106
Liberty Media Corp-Liberty Live, Class A (1) 1,137 76
Liberty Media Corp-Liberty Live, Class C (1) 2,748 187
Madison Square Garden Sports (1) 1,084 211
Playtika Holding  3,816 20
ROBLOX, Class A (1) 30,747 1,792
Roku (1) 7,417 523
Spotify Technology (1) 8,605 4,733
8,759
Interactive Media & Services  0.7%
IAC (1) 4,339 199
Pinterest, Class A (1) 34,630 1,074
TripAdvisor (1) 6,270 89
Trump Media & Technology Group (1) 4,724 92
ZoomInfo Technologies (1) 16,505 165
1,619
Media  1.3%
Liberty Broadband, Class A (1) 956 81
Liberty Broadband, Class C (1) 6,478 551
New York Times, Class A  9,409 466
Nexstar Media Group  1,717 308
Sirius XM Holdings  12,540 283
Trade Desk, Class A (1) 26,146 1,431
3,120
Total Communication Services 14,413
CONSUMER DISCRETIONARY  10.8%
Automobile Components  0.4%
BorgWarner  12,790 366
Gentex  13,260 309

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lear  3,149 278
QuantumScape (1)(3) 20,960 87
1,040
Automobiles  0.5%
Harley-Davidson  6,719 170
Lucid Group (1)(3) 57,177 138
Rivian Automotive, Class A (1)(3) 49,535 617
Thor Industries  2,965 225
1,150
Broadline Retail  1.1%
Coupang (1) 67,821 1,487
Dillard's, Class A (3) 179 64
Etsy (1) 6,502 307
Kohl's  6,412 53
Macy's  15,971 201
Nordstrom  5,905 144
Ollie's Bargain Outlet Holdings (1) 3,567 415
2,671
Diversified Consumer Services  1.1%
ADT  21,733 177
Bright Horizons Family Solutions (1) 3,373 428
Duolingo (1) 2,208 686
Grand Canyon Education (1) 1,675 290
H&R Block  8,012 440
Service Corp. International  8,247 661
2,682
Hotels, Restaurants & Leisure  2.7%
Aramark  15,361 530
Boyd Gaming  3,696 243
Cava Group (1) 4,396 380
Choice Hotels International  1,596 212
Churchill Downs  4,078 453
DraftKings, Class A (1) 26,534 881
Dutch Bros, Class A (1) 6,396 395
Hyatt Hotels, Class A  2,390 293
Light & Wonder (1) 5,196 450
Marriott Vacations Worldwide  2,032 131
Penn Entertainment (1) 8,795 143
Planet Fitness, Class A (1) 4,958 479
Texas Roadhouse  3,911 652
Travel + Leisure  3,846 178
Vail Resorts  2,182 349

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Wendy's  10,030 147
Wingstop  1,709 385
Wyndham Hotels & Resorts  4,432 401
6,702
Household Durables  1.0%
Leggett & Platt  7,729 61
Newell Brands  24,124 150
SharkNinja (1) 3,856 322
Somnigroup International (3) 9,848 590
Toll Brothers  5,836 616
TopBuild (1) 1,723 525
Whirlpool  3,083 278
2,542
Leisure Products  0.4%
Brunswick  3,826 206
Mattel (1) 19,806 385
Polaris  2,983 122
YETI Holdings (1) 4,971 165
878
Specialty Retail  2.8%
Advance Auto Parts  3,544 139
AutoNation (1) 1,482 240
Bath & Body Works  12,645 383
Burlington Stores (1) 3,717 886
Carvana (1) 6,338 1,325
Dick's Sporting Goods  3,285 662
Five Below (1) 3,170 238
Floor & Decor Holdings, Class A (1) 6,158 496
GameStop, Class A (1) 23,026 514
Gap  11,832 244
Lithia Motors  1,534 450
Murphy USA  1,075 505
Penske Automotive Group  1,079 155
RH (1) 882 207
Valvoline (1) 7,479 260
Wayfair, Class A (1)(3) 5,664 182
6,886
Textiles, Apparel & Luxury Goods  0.8%
Amer Sports (1) 3,680 98
Birkenstock Holding (1) 2,308 106
Capri Holdings (1) 6,667 132
Carter's  2,091 86

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Columbia Sportswear  1,893 143
Crocs (1) 3,327 353
PVH  3,235 209
Skechers USA, Class A (1) 7,712 438
Under Armour, Class A (1) 10,912 68
Under Armour, Class C (1) 11,053 66
VF  20,388 316
2,015
Total Consumer Discretionary 26,566
CONSUMER STAPLES  3.4%
Beverages  0.4%
Boston Beer, Class A (1) 504 120
Celsius Holdings (1) 10,263 366
Coca-Cola Consolidated  352 475
961
Consumer Staples Distribution & Retail  1.8%
Albertsons, Class A  24,516 539
BJ's Wholesale Club Holdings (1) 7,733 882
Casey's General Stores  2,170 942
Grocery Outlet Holding (1) 5,510 77
Maplebear (1) 9,733 388
Performance Food Group (1) 8,963 705
U.S. Foods Holding (1) 12,753 835
4,368
Food Products  0.7%
Darling Ingredients (1) 9,263 289
Flowers Foods  10,901 207
Freshpet (1) 2,715 226
Ingredion  3,843 520
Pilgrim's Pride (1) 2,454 134
Post Holdings (1) 3,038 353
Seaboard  14 38
Smithfield Foods (1) 1,490 30
1,797
Household Products  0.1%
Reynolds Consumer Products  3,148 75
Spectrum Brands Holdings  1,524 109
184
Personal Care Products  0.4%
BellRing Brands (1) 7,542 562
Coty, Class A (1) 22,721 124

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
elf Beauty (1) 3,136 197
883
Total Consumer Staples 8,193
ENERGY  3.7%
Energy Equipment & Services  0.5%
NOV  22,572 344
TechnipFMC  24,825 787
Weatherford International  4,208 225
1,356
Oil, Gas & Consumable Fuels  3.2%
Antero Midstream  19,750 356
Antero Resources (1) 17,016 688
Cheniere Energy  13,073 3,025
Chord Energy  3,543 399
Civitas Resources  5,698 199
DT Midstream  5,916 571
HF Sinclair  9,011 296
Matador Resources  6,848 350
New Fortress Energy  4,989 41
Ovintiv  15,230 652
Permian Resources  38,386 532
Range Resources  13,918 556
Viper Energy  7,426 335
8,000
Total Energy 9,356
FINANCIALS  18.9%
Banks  4.3%
Bank OZK  6,195 269
BOK Financial  1,326 138
Columbia Banking System  12,152 303
Comerica  7,760 458
Commerce Bancshares  7,219 449
Cullen/Frost Bankers  3,442 431
East West Bancorp  8,091 726
First Citizens BancShares, Class A  674 1,250
First Hawaiian  7,409 181
First Horizon  30,469 592
FNB  20,777 280
NU Holdings, Class A (1) 189,946 1,945
Pinnacle Financial Partners  4,435 470
Popular  4,063 375

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Prosperity Bancshares  5,226 373
Synovus Financial  8,198 383
TFS Financial  2,954 37
Webster Financial  10,012 516
Western Alliance Bancorp  6,299 484
Wintrust Financial  3,797 427
Zions Bancorp  8,463 422
10,509
Capital Markets  5.9%
Affiliated Managers Group  1,735 292
Ares Management, Class A  10,834 1,588
Blue Owl Capital  30,756 616
Carlyle Group  12,850 560
Coinbase Global, Class A (1) 11,860 2,043
Evercore, Class A  2,069 413
Houlihan Lokey  3,105 502
Interactive Brokers Group, Class A  6,185 1,024
Janus Henderson Group  7,444 269
Jefferies Financial Group  10,243 549
Lazard  6,380 276
LPL Financial Holdings  4,359 1,426
Morningstar  1,566 470
Robinhood Markets, Class A (1) 39,337 1,637
SEI Investments  5,848 454
Stifel Financial  5,826 549
TPG  4,958 235
Tradeweb Markets, Class A  6,802 1,010
Virtu Financial, Class A  4,670 178
XP, Class A  23,770 327
14,418
Consumer Finance  0.9%
Ally Financial  16,109 588
Credit Acceptance (1)(3) 363 188
OneMain Holdings  6,576 321
SLM  12,283 361
SoFi Technologies (1) 62,630 728
2,186
Financial Services  2.8%
Affirm Holdings (1) 15,203 687
Block (1) 32,523 1,767
Corebridge Financial  16,677 526
Equitable Holdings  18,312 954

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Euronet Worldwide (1) 2,410 257
MGIC Investment  14,741 365
Rocket, Class A  8,023 97
Shift4 Payments, Class A (1) 3,571 292
Toast, Class A (1) 27,127 900
UWM Holdings  5,283 29
Voya Financial  5,612 380
Western Union  19,720 209
WEX (1) 2,309 363
6,826
Insurance  4.2%
American Financial Group  4,210 553
Assured Guaranty  2,862 252
Axis Capital Holdings  4,489 450
Brighthouse Financial (1) 3,426 199
CNA Financial  1,275 65
Fidelity National Financial  15,208 990
First American Financial  5,821 382
Hanover Insurance Group  2,080 362
Kemper  3,532 236
Kinsale Capital Group  1,293 629
Lincoln National  9,912 356
Markel Group (1) 741 1,385
Old Republic International  13,613 534
Primerica  1,950 555
Reinsurance Group of America  3,851 758
RenaissanceRe Holdings  3,008 722
RLI  4,848 390
Ryan Specialty Holdings  5,988 442
Unum Group  10,643 867
White Mountains Insurance Group  143 275
10,402
Mortgage Real Estate Investment Trusts  0.8%
AGNC Investment, REIT (3) 50,739 486
Annaly Capital Management, REIT  32,879 668
Rithm Capital, REIT  30,211 346
Starwood Property Trust, REIT  18,547 366
1,866
Total Financials 46,207
HEALTH CARE  8.7%
Biotechnology  3.1%
Alnylam Pharmaceuticals (1) 7,541 2,036

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Apellis Pharmaceuticals (1) 6,253 137
BioMarin Pharmaceutical (1) 11,073 783
Exact Sciences (1) 10,704 463
Exelixis (1) 16,469 608
GRAIL (1)(3) 1,558 40
Ionis Pharmaceuticals (1) 9,119 275
Natera (1) 6,710 949
Neurocrine Biosciences (1) 5,850 647
Roivant Sciences (1)(3) 24,374 246
Sarepta Therapeutics (1) 5,357 342
Ultragenyx Pharmaceutical (1) 5,180 188
United Therapeutics (1) 2,560 789
Viking Therapeutics (1)(3) 6,221 150
7,653
Health Care Equipment & Supplies  1.1%
DENTSPLY SIRONA  11,541 172
Enovis (1) 3,294 126
Envista Holdings (1) 10,178 176
Globus Medical, Class A (1) 6,569 481
Inspire Medical Systems (1) 1,710 272
Masimo (1) 2,539 423
Penumbra (1) 2,163 578
QuidelOrtho (1) 3,856 135
Teleflex  2,717 376
2,739
Health Care Providers & Services  0.9%
Acadia Healthcare (1) 5,293 161
Amedisys (1) 1,877 174
Chemed  862 530
Encompass Health  5,809 588
Premier, Class A (3) 5,550 107
Tenet Healthcare (1) 5,577 750
2,310
Health Care Technology  1.0%
Certara (1) 6,967 69
Doximity, Class A (1) 7,352 427
Veeva Systems, Class A (1) 8,634 2,000
2,496
Life Sciences Tools & Services  1.5%
10X Genomics, Class A (1) 6,121 53
Avantor (1) 39,797 645
Azenta (1) 2,322 80

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Bio-Rad Laboratories, Class A (1) 1,104 269
Bruker  6,364 266
Fortrea Holdings (1) 5,229 40
Illumina (1) 9,343 741
Medpace Holdings (1) 1,491 454
QIAGEN  12,744 512
Repligen (1) 3,260 415
Sotera Health (1) 8,755 102
3,577
Pharmaceuticals  1.1%
Elanco Animal Health (1) 28,692 301
Intra-Cellular Therapies (1) 6,035 796
Jazz Pharmaceuticals (1) 3,468 431
Organon  15,001 223
Perrigo  7,903 222
Royalty Pharma, Class A  22,614 704
2,677
Total Health Care 21,452
INDUSTRIALS & BUSINESS SERVICES  16.9%
Aerospace & Defense  1.8%
BWX Technologies  5,348 528
Curtiss-Wright  2,238 710
HEICO  2,586 691
HEICO, Class A  4,760 1,004
Hexcel  4,754 260
Loar Holdings (1) 2,045 144
Spirit AeroSystems Holdings, Class A (1) 6,761 233
Standardaero (1) 6,137 164
Woodward  3,453 630
4,364
Air Freight & Logistics  0.1%
GXO Logistics (1) 6,857 268
268
Building Products  1.8%
AAON  3,927 307
Advanced Drainage Systems  4,105 446
Armstrong World Industries  2,532 357
AZEK (1) 8,296 405
Carlisle  2,645 901
Fortune Brands Innovations  7,207 439
Hayward Holdings (1) 8,288 115

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Owens Corning  5,008 715
Simpson Manufacturing  2,480 389
Trex (1) 6,224 362
4,436
Commercial Services & Supplies  1.0%
Clean Harbors (1) 2,989 589
MSA Safety  2,156 316
RB Global  10,728 1,076
Tetra Tech  15,596 456
Vestis  6,638 66
2,503
Construction & Engineering  1.6%
AECOM  7,763 720
API Group (1) 13,573 485
Comfort Systems USA  2,062 665
EMCOR Group  2,667 986
Everus Construction Group (1) 2,971 110
MasTec (1) 3,667 428
Valmont Industries  1,159 331
WillScot Holdings  10,432 290
4,015
Electrical Equipment  1.3%
Acuity  1,803 475
nVent Electric  9,690 508
Regal Rexnord  3,895 443
Sensata Technologies Holding  8,712 211
Vertiv Holdings, Class A  20,962 1,514
3,151
Ground Transportation  1.3%
Avis Budget Group (1)(3) 1,000 76
Knight-Swift Transportation Holdings  9,159 398
Landstar System  2,049 308
Lyft, Class A (1) 21,670 257
Ryder System  2,422 348
Saia (1) 1,554 543
Schneider National, Class B  2,696 62
U-Haul Holding (1)(3) 445 29
U-Haul Holding, Non-Voting  5,843 346
XPO (1) 6,704 721
3,088

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Machinery  3.0%
AGCO  3,627 336
Allison Transmission Holdings  5,070 485
CNH Industrial  51,220 629
Crane  2,863 439
Donaldson  7,028 471
Esab  3,310 386
Flowserve  7,650 374
Gates Industrial (1) 13,824 254
Graco  9,807 819
ITT  4,834 624
Lincoln Electric Holdings  3,238 612
Middleby (1) 3,116 474
Oshkosh  3,800 357
RBC Bearings (1) 1,668 537
Timken  3,766 271
Toro  5,904 429
7,497
Marine Transportation  0.1%
Kirby (1) 3,324 336
336
Passenger Airlines  0.3%
Alaska Air Group (1) 7,188 354
American Airlines Group (1) 38,311 404
758
Professional Services  2.7%
Amentum Holdings (1) 8,617 157
Booz Allen Hamilton Holding  7,395 773
CACI International, Class A (1) 1,296 476
Clarivate (1) 23,223 91
Concentrix  2,695 150
Dun & Bradstreet Holdings  17,698 158
FTI Consulting (1) 2,050 336
Genpact  10,077 508
KBR  7,790 388
ManpowerGroup  2,697 156
Parsons (1) 2,660 157
Paycor HCM (1) 4,841 109
Paylocity Holding (1) 2,545 477
Robert Half  5,895 322
Science Applications International  2,851 320
SS&C Technologies Holdings  12,592 1,052

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
TransUnion  11,372 944
6,574
Trading Companies & Distributors  1.9%
Air Lease  6,091 294
Core & Main, Class A (1) 11,139 538
Ferguson Enterprises  11,714 1,877
MSC Industrial Direct, Class A  2,683 208
SiteOne Landscape Supply (1) 2,598 316
Watsco  2,026 1,030
WESCO International  2,449 380
4,643
Total Industrials & Business Services 41,633
INFORMATION TECHNOLOGY  18.6%
Communications Equipment  0.3%
Ciena (1) 8,307 502
Lumentum Holdings (1) 3,961 247
Ubiquiti  245 76
825
Electronic Equipment, Instruments & Components  1.1%
Arrow Electronics (1) 3,057 317
Avnet  5,002 241
Cognex  10,017 299
Coherent (1) 7,316 475
Crane NXT  2,872 148
Ingram Micro Holding  1,028 18
IPG Photonics (1) 1,586 100
Littelfuse  1,422 280
TD SYNNEX  4,424 460
Vontier  8,741 287
2,625
IT Services  3.6%
Amdocs  6,492 594
Cloudflare, Class A (1) 17,825 2,009
DXC Technology (1) 10,471 178
Globant (1) 2,451 289
Kyndryl Holdings (1) 13,306 418
MongoDB (1) 4,197 736
Okta (1) 9,484 998
Snowflake, Class A (1) 18,275 2,671
Twilio, Class A (1) 8,966 878
8,771

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  3.0%
Allegro MicroSystems (1) 6,811 171
Amkor Technology  6,710 121
Astera Labs (1) 6,457 385
Cirrus Logic (1) 3,101 309
Entegris  8,829 772
GLOBALFOUNDRIES (1) 5,735 212
Lattice Semiconductor (1) 7,971 418
MACOM Technology Solutions Holdings (1) 3,631 364
Marvell Technology  50,151 3,088
MKS Instruments  3,895 312
Onto Innovation (1) 2,866 348
Qorvo (1) 5,478 397
Universal Display  2,730 381
Wolfspeed (1)(3) 8,998 28
7,306
Software  10.2%
Appfolio, Class A (1) 1,324 291
AppLovin, Class A (1) 15,355 4,069
Atlassian, Class A (1) 9,459 2,007
Bentley Systems, Class B  8,166 321
BILL Holdings (1) 5,877 270
CCC Intelligent Solutions Holdings (1) 28,086 254
Confluent, Class A (1) 14,424 338
Datadog, Class A (1) 17,791 1,765
Docusign (1) 11,747 956
Dolby Laboratories, Class A  3,505 281
DoubleVerify Holdings (1) 8,312 111
Dropbox, Class A (1) 13,018 348
Dynatrace (1) 17,481 824
Elastic (1) 5,096 454
Five9 (1) 4,414 120
Gitlab, Class A (1) 7,354 346
Guidewire Software (1) 4,798 899
HubSpot (1) 2,902 1,658
Informatica, Class A (1) 4,662 81
Manhattan Associates (1) 3,556 615
MicroStrategy, Class A (1) 13,529 3,900
nCino (1)(3) 4,824 132
Nutanix, Class A (1) 14,662 1,024
Pegasystems  2,608 181
Procore Technologies (1) 6,261 413
RingCentral, Class A (1) 4,711 117

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SentinelOne, Class A (1) 16,485 300
Teradata (1) 5,678 128
UiPath, Class A (1) 24,923 257
Unity Software (1) 17,864 350
Zoom Communications (1) 15,447 1,139
Zscaler (1) 5,457 1,083
25,032
Technology Hardware, Storage & Peripherals  0.4%
Pure Storage, Class A (1) 17,992 797
Sandisk (1) 6,710 319
1,116
Total Information Technology 45,675
MATERIALS  5.8%
Chemicals  1.4%
Ashland  2,763 164
Axalta Coating Systems (1) 12,740 423
Celanese  6,407 364
Chemours  8,635 117
Element Solutions  13,040 295
FMC  7,288 307
Huntsman  9,503 150
NewMarket  392 222
Olin  6,703 162
RPM International  7,451 862
Scotts Miracle-Gro  2,513 138
Westlake  1,961 196
3,400
Construction Materials  1.6%
CRH  40,229 3,539
Eagle Materials  1,948 432
3,971
Containers & Packaging  1.2%
AptarGroup  3,875 575
Berry Global Group  6,703 468
Crown Holdings  6,862 612
Graphic Packaging Holding  17,383 451
Sealed Air  8,481 245
Silgan Holdings  4,832 247
Sonoco Products  5,708 270
2,868

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Metals & Mining  1.5%
Alcoa  14,442 440
ATI (1) 7,189 374
Cleveland-Cliffs (1) 28,158 231
MP Materials (1)(3) 7,502 183
Reliance  3,154 911
Royal Gold  3,853 630
Southern Copper  5,153 482
United States Steel  13,079 553
3,804
Paper & Forest Products  0.1%
Louisiana-Pacific  3,647 335
335
Total Materials 14,378
REAL ESTATE  5.6%
Diversified Real Estate Investment Trusts  0.3%
WP Carey, REIT  12,704 802
802
Health Care Real Estate Investment Trusts  0.5%
Healthcare Realty Trust, REIT  20,578 348
Medical Properties Trust, REIT  34,718 209
Omega Healthcare Investors, REIT  15,829 603
1,160
Hotel & Resort Real Estate Investment Trusts  0.0%
Park Hotels & Resorts, REIT  11,891 127
127
Industrial Real Estate Investment Trusts  1.0%
Americold Realty Trust, REIT  16,556 355
EastGroup Properties, REIT  2,882 508
First Industrial Realty Trust, REIT  7,729 417
Lineage, REIT  3,593 211
Rexford Industrial Realty, REIT  12,915 505
STAG Industrial, REIT  10,541 381
2,377
Office Real Estate Investment Trusts  0.4%
Cousins Properties, REIT  9,733 287
Highwoods Properties, REIT  6,105 181
Kilroy Realty, REIT  6,815 223
Vornado Realty Trust, REIT  10,209 378
1,069

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Real Estate Management & Development  0.7%
Howard Hughes Holdings (1) 1,841 136
Jones Lang LaSalle (1) 2,772 687
Seaport Entertainment Group (1)(3) 400 9
Zillow Group, Class A (1) 2,689 180
Zillow Group, Class C (1) 9,102 624
1,636
Residential Real Estate Investment Trusts  1.0%
American Homes 4 Rent, Class A, REIT  19,801 749
Equity LifeStyle Properties, REIT  11,071 738
Sun Communities, REIT  7,387 950
2,437
Retail Real Estate Investment Trusts  0.6%
Agree Realty, REIT  5,987 462
Brixmor Property Group, REIT  17,538 465
NNN REIT, REIT  10,918 466
1,393
Specialized Real Estate Investment Trusts  1.1%
CubeSmart, REIT  13,136 561
EPR Properties, REIT  4,358 229
Gaming & Leisure Properties, REIT  15,273 777
Lamar Advertising, Class A, REIT  5,111 582
Millrose Properties, REIT (1) 7,288 193
National Storage Affiliates Trust, REIT  4,090 161
Rayonier, REIT  8,987 251
2,754
Total Real Estate 13,755
UTILITIES  1.2%
Electric Utilities  0.4%
IDACORP  3,096 360
OGE Energy  11,725 539
899
Gas Utilities  0.4%
MDU Resources  11,847 200
National Fuel Gas  5,263 417
UGI  12,581 416
1,033

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity
Producers  0.2%
Brookfield Renewable  7,994 223
Clearway Energy, Class A  2,107 60
Clearway Energy, Class C  4,766 144
427
Water Utilities  0.2%
Essential Utilities  14,781 584
584
Total Utilities 2,943
Total Common Stocks (Cost $232,871) 244,571
EQUITY MUTUAL FUNDS  0.2%
SPDR S&P MidCap 400 ETF Trust (3) 1,055 563
Total Equity Mutual Funds (Cost $593) 563
SHORT-TERM INVESTMENTS  0.0%
Money Market Funds  0.0%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 1,499 1
Total Short-Term Investments (Cost $1) 1
SECURITIES LENDING COLLATERAL  1.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 1.3%
Money Market Funds 1.3%
T. Rowe Price Government Reserve Fund, 4.39% (4)(5) 3,175,972 3,176
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,176
Total Securities Lending Collateral (Cost $3,176) 3,176
Total Investments in Securities  101.1%
(Cost $236,641) $ 248,311
Other Assets Less Liabilities (1.1)% (2,602)
Net Assets 100.0% $ 245,709

T. ROWE PRICE Mid-Cap Index Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) All or a portion of this security is on loan at March 31, 2025.
(4) Seven-day yield
(5) Affiliated Companies
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
ETF Exchange-Traded Fund
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.39% $ — $ — $ 5++
Totals $ —# $ — $ 5+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
3/31/25
T. Rowe Price Government
Reserve Fund, 4.39% $ 4,514  ¤  ¤ $ 3,177
Total $ 3,177^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $3,177.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Mid-Cap Index Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Mid-Cap Index Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 244,571 $ — $ — $ 244,571
Equity Mutual Funds 563 — — 563
Short-Term Investments 1 — — 1
Securities Lending Collateral 3,176 — — 3,176
Total $ 248,311 $ — $ — $ 248,311

T. ROWE PRICE Mid-Cap Index Fund

performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.